Retirement Plans (Effect Of A 25 Basis Point Decrease On Net Pension Expense) (Details) (U.S. Plans [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2011
U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	$ 27
Expected long-term rate of return on plan assets	21
Rate of compensation increase	$ (5)